Private Placements of Common Stock and Warrants - Common Stock (Details) - shares shares in Thousands	May 31, 2024	Nov. 10, 2023	Nov. 09, 2023	May 31, 2023
Private Placements of Common Stock and Warrants
Common stock, shares authorized	1,750,000	1,750,000	1,350,000	1,750,000